T. ROWE PRICE Capital Appreciation Fund
March 31, 2022 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
ASSET-BACKED SECURITIES 0.2%
Domino's Pizza Master Issuer
Series 2017-1A, Class A23
4.118%, 7/25/47 (1) 39,048,000 38,723
Domino's Pizza Master Issuer
Series 2018-1A, Class A2I
4.116%, 7/25/48 (1) 34,205,963 34,367
Domino's Pizza Master Issuer
Series 2019-1A, Class A2
3.668%, 10/25/49 (1) 18,203,500 17,451
Total Asset-Backed Securities (Cost $91,119) 90,541
BANK LOANS 12.4% (2)
Acrisure, FRN
1M USD LIBOR + 3.75%, 4.25%, 2/15/27  25,427,225 25,221
ADMI, FRN
1M USD LIBOR + 3.38%, 3.875%, 12/23/27  54,816,300 53,797
ADMI, FRN
1M USD LIBOR + 3.50%, 4.00%, 12/23/27 (3) 133,443,251 131,664
Alliant Holdings Intermediate, FRN
1M USD LIBOR + 3.25%, 3.707%, 5/9/25 (3) 123,194,890 121,699
Alliant Holdings Intermediate, FRN
1M USD LIBOR + 3.25%, 3.707%, 5/9/25 (3) 52,349,244 51,738
Alliant Holdings Intermediate, FRN
1M USD LIBOR + 3.50%, 4.00%, 11/5/27  181,585,734 180,199
Applied Systems, FRN
1M USD LIBOR + 3.00%, 4.027%, 9/19/24  128,326,954 127,332
Applied Systems, FRN
1M USD LIBOR + 5.50%, 6.506%, 9/19/25  10,152,767 10,081
Arches Buyer, FRN
1M USD LIBOR + 3.25%, 3.75%, 12/6/27  28,841,982 28,322
Ascend Learning, FRN
1M USD LIBOR + 3.50%, 4.00%, 12/11/28  196,163,363 193,760
Ascend Learning, FRN
1M USD LIBOR + 5.75%, 6.25%, 11/18/29  27,870,000 27,661
AthenaHealth Group, FRN
SOFR + 3.50%, 4.00%, 1/27/29 (3)(4) 193,050,000 190,685
Avantor Funding, FRN
1M USD LIBOR + 2.00%, 2.50%, 11/21/24  4,139,637 4,097
Azalea Topco, FRN
1M USD LIBOR + 3.50%, 3.799%, 7/24/26  133,311,047 131,374
Azalea Topco, FRN
1M USD LIBOR + 3.75%, 4.50%, 7/24/26  20,754,318 20,547
Azalea Topco, FRN
SOFR + 3.75%, 7/25/26 (3) 14,970,000 14,783

T. ROWE PRICE Capital Appreciation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Camelot U.S. Acquisition, FRN
1M USD LIBOR + 3.00%, 4.00%, 10/30/26  93,689,063 92,694
Cedar Fair, FRN
3M USD LIBOR + 1.75%, 2.207%, 4/13/24  2,150,380 2,122
CoreLogic, FRN
1M LIBOR + 6.50%, 7.00%, 6/4/29  5,985,000 5,888
CoreLogic, FRN
3M LIBOR + 3.50%, 4.00%, 6/2/28  105,330,700 103,949
Delta 2, FRN
3M USD LIBOR + 2.50%, 3.50%, 2/1/24  199,234,747 198,115
Eagle Broadband Investments, FRN
1M USD LIBOR + 3.00%, 4.063%, 11/12/27  20,629,503 20,341
Entegris, FRN
SOFR + 3.00%, 3/2/29 (3) 83,366,079 83,088
Eyecare Partners, FRN
1M USD LIBOR + 3.75%, 4.25%, 11/15/28  9,070,000 8,959
Eyecare Partners, FRN
1M USD LIBOR + 3.75%, 4.756%, 2/18/27  10,004,345 9,861
Filtration Group, FRN
1M USD LIBOR + 3.50%, 4.00%, 10/21/28  47,984,418 47,385
Filtration Group, FRN
3M EURIBOR + 3.50%, 3.50%, 3/31/25 (EUR)  51,205,240 55,626
Filtration Group, FRN
3M USD LIBOR + 3.00%, 3.209%, 3/31/25 (3) 31,196,924 30,706
Four Seasons Hotels, FRN
3M USD LIBOR + 2.00%, 2.457%, 11/30/23  26,372,433 26,261
HB Fuller, FRN
3M USD LIBOR + 2.00%, 2.449%, 10/20/24  8,586,011 8,544
Heartland Dental, FRN
1M USD LIBOR + 4.00%, 4.447%, 4/30/25  16,450,688 16,269
Heartland Dental, FRN
3M USD LIBOR + 3.50%, 3.957%, 4/30/25  170,016,223 167,799
Howden Group Holdings, FRN
1M USD LIBOR + 3.25%, 4.00%, 11/12/27 (3) 164,974,812 162,947
HUB International, FRN
1M USD LIBOR + 3.00%, 3.267%, 4/25/25 (3) 748,661,029 739,378
HUB International, FRN
1M USD LIBOR + 3.25%, 4.00%, 4/25/25  487,829,868 484,283
IRB Holding, FRN
1M USD LIBOR + 2.75%, 3.756%, 2/5/25  63,279,276 62,725
IRB Holding, FRN
SOFR +3.00%, 3.75%, 12/15/27  67,604,768 67,154
Life Time, FRN
1M USD LIBOR + 4.75%, 5.75%, 12/16/24  19,802,638 19,679
Loire Finco Luxembourg, FRN
1M USD LIBOR + 3.25%, 3.707%, 4/21/27  105,500,146 104,050

T. ROWE PRICE Capital Appreciation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Mileage Plus Holdings, FRN
1M USD LIBOR + 5.25%, 6.25%, 6/21/27  222,075,066 230,125
Mozart Borrower, FRN
1M USD LIBOR + 3.25%, 3.75%, 10/23/28  393,631,432 389,498
Pacific Dental Services, FRN
1M USD LIBOR + 3.25%, 4.00%, 5/5/28  14,406,138 14,220
Pathway Vet Alliance, FRN
1M USD LIBOR + 3.75%, 4.207%, 3/31/27  12,636,083 12,486
PetVet Care Centers, FRN
1M USD LIBOR + 3.50%, 4.25%, 2/14/25  74,828,185 74,361
PetVet Care Centers, FRN
3M USD LIBOR + 2.75%, 3.207%, 2/14/25 (3) 11,554,170 11,395
PetVet Care Centers, FRN
3M USD LIBOR + 3.25%, 3.707%, 2/14/25  49,014,578 48,524
PetVet Care Centers, FRN
3M USD LIBOR + 6.25%, 6.707%, 2/13/26 (3) 3,982,000 3,950
Polaris Newco, FRN
1M USD LIBOR + 4.00%, 4.50%, 6/2/28  16,423,838 16,288
Project Boost Purchaser, FRN
1M USD LIBOR + 3.50%, 4.00%, 5/30/26  17,054,985 16,842
RealPage, FRN
1M USD LIBOR + 3.25%, 3.75%, 4/24/28 (3) 186,817,996 184,464
RealPage, FRN
3M USD LIBOR + 6.50%, 7.25%, 4/23/29  6,300,000 6,308
Ryan Specialty Group, FRN
1M USD LIBOR + 3.00%, 3.75%, 9/1/27  37,033,802 36,725
SeaWorld Parks & Entertainment, FRN
1M USD LIBOR + 3.00%, 3.50%, 8/25/28  48,809,175 48,162
SkyMiles IP, FRN
3M USD LIBOR + 3.75%, 4.75%, 10/20/27  90,160,000 92,963
Sophia, FRN
1M USD LIBOR + 3.25%, 4.256%, 10/7/27  31,815,125 31,464
Sophia, FRN
SOFR + 4.25%, 10/7/27 (3) 14,105,667 13,965
Storable, FRN
1M USD LIBOR + 3.25%, 3.75%, 4/17/28 (3) 9,500,000 9,352
Sunshine Luxembourg VII, FRN
1M USD LIBOR + 3.00%, 4.756%, 10/1/26  119,532,996 118,637
TK Elevator U.S. Newco, FRN
1M USD LIBOR + 3.50%, 4.019%, 7/30/27  144,549,500 143,014
UKG, FRN
1M USD LIBOR + 3.25%, 3.75%, 5/4/26  658,584,215 652,598
UKG, FRN
1M USD LIBOR + 5.25%, 5.75%, 5/3/27  32,910,000 32,607
UKG, FRN
3M USD LIBOR + 3.50%, 4.756%, 5/4/26  13,713,375 13,647

T. ROWE PRICE Capital Appreciation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
USI, FRN
1M USD LIBOR + 3.25%, 4.256%, 12/2/26  148,033,212 146,676
USI, FRN
3M USD LIBOR + 3.00%, 4.006%, 5/16/24  283,997,105 281,862
Welbilt, FRN
3M USD LIBOR + 2.50%, 2.957%, 10/23/25  17,400,000 17,226
Woof Holdings, FRN
1M USD LIBOR + 3.75%, 4.678%, 12/21/27  18,552,600 18,390
Total Bank Loans (Cost $6,509,946) 6,496,532
BOND MUTUAL FUNDS 1.4%
T. Rowe Price Institutional Floating Rate Fund – Institutional Class,
3.65% (5)(6) 78,060,224 751,720
Total Bond Mutual Funds (Cost $758,661) 751,720
COMMON STOCKS 66.1%
COMMUNICATION SERVICES 4.1%
Interactive Media & Services 4.1%
Alphabet, Class A (7)(8) 270,137 751,346
Alphabet, Class C (7)(8) 375,669 1,049,240
Meta Platforms, Class A (7)(8) 1,621,485 360,553
Total Communication Services 2,161,139
CONSUMER DISCRETIONARY 9.8%
Hotels, Restaurants & Leisure 3.6%
McDonald's (8) 607,696 150,271
Starbucks (8) 1,632,600 148,518
Yum! Brands (8) 13,363,428 1,583,967
1,882,756
Internet & Direct Marketing Retail 6.0%
Amazon.com (7)(8) 962,923 3,139,081
3,139,081
Multiline Retail 0.2%
Dollar General (8) 365,100 81,282
81,282
Specialty Retail 0.0%
Ross Stores (8) 188,400 17,043
17,043
Total Consumer Discretionary 5,120,162

T. ROWE PRICE Capital Appreciation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CONSUMER STAPLES 1.6%
Beverages 1.4%
Keurig Dr Pepper  19,681,645 745,934
745,934
Food & Staples Retailing 0.2%
Walmart (8) 653,865 97,374
97,374
Total Consumer Staples 843,308
FINANCIALS 5.7%
Banks 2.1%
PNC Financial Services Group (8) 5,970,859 1,101,325
1,101,325
Capital Markets 1.6%
CME Group (8) 333,300 79,279
Intercontinental Exchange (8) 5,605,510 740,600
819,879
Insurance 2.0%
Marsh & McLennan  6,065,135 1,033,620
1,033,620
Total Financials 2,954,824
HEALTH CARE 15.3%
Health Care Equipment & Supplies 3.5%
Abbott Laboratories (8) 615,300 72,827
Baxter International (8) 614,700 47,664
Becton Dickinson & Company (8) 4,423,688 1,176,701
Hologic (7) 3,973,575 305,250
Medtronic (8) 1,383,800 153,532
Teleflex  239,520 84,989
1,840,963
Health Care Providers & Services 3.2%
Humana  1,614,174 702,440
UnitedHealth Group (8) 1,907,953 972,999
1,675,439
Life Sciences Tools & Services 8.6%
Avantor (7) 5,284,477 178,721
Danaher  4,605,873 1,351,041
PerkinElmer (5) 7,029,489 1,226,364
Thermo Fisher Scientific  2,969,063 1,753,677
4,509,803
Total Health Care 8,026,205

T. ROWE PRICE Capital Appreciation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
INDUSTRIALS & BUSINESS SERVICES 8.3%
Commercial Services & Supplies 1.8%
Aurora Innovation (7) 10,670,876 59,650
Aurora Innovation, Acquisition Date: 3/1/19, Cost $25,766 (7)(9) 6,053,238 32,146
Republic Services (8) 230,400 30,528
Waste Connections  5,746,653 802,807
925,131
Industrial Conglomerates 4.8%
General Electric (8) 21,639,158 1,979,983
Roper Technologies  1,132,156 534,638
2,514,621
Machinery 1.3%
Ingersoll Rand  12,605,999 634,712
Otis Worldwide (8) 264,191 20,330
655,042
Professional Services 0.4%
TransUnion  1,798,016 185,807
185,807
Total Industrials & Business Services 4,280,601
INFORMATION TECHNOLOGY 15.1%
Electronic Equipment, Instruments & Components 2.5%
TE Connectivity  7,785,577 1,019,755
Teledyne Technologies (7) 643,079 303,938
1,323,693
IT Services 1.2%
Mastercard, Class A  243,200 86,915
Visa, Class A  2,458,000 545,111
632,026
Semiconductors & Semiconductor Equipment 0.8%
NVIDIA  1,553,600 423,915
NXP Semiconductors  49,201 9,106
433,021
Software 8.2%
Microsoft (8) 11,622,127 3,583,218
Salesforce (7) 3,314,053 703,640
4,286,858
Technology Hardware, Storage & Peripherals 2.4%
Apple  7,045,996 1,230,301
1,230,301
Total Information Technology 7,905,899

T. ROWE PRICE Capital Appreciation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
MATERIALS 0.5%
Chemicals 0.5%
Linde  785,776 251,000
Total Materials 251,000
UTILITIES 3.1%
Electric Utilities 0.5%
American Electric Power (8) 606,300 60,490
Constellation Energy  928,600 52,234
Exelon (8) 2,785,800 132,688
245,412
Multi-Utilities 2.6%
Ameren (8) 6,406,844 600,706
CMS Energy (5) 4,545,065 317,882
Public Service Enterprise Group (8) 6,489,279 454,249
1,372,837
Total Utilities 1,618,249
Total Miscellaneous Common Stocks  2.6% (10) 1,378,898
Total Common Stocks (Cost $23,233,833) 34,540,285
CONVERTIBLE BONDS 0.2%
Shopify, 0.125%, 11/1/25  26,495,000 25,273
Snap, Zero Coupon, 5/1/27 (1) 39,760,000 34,081
Spotify USA, Zero Coupon, 3/15/26  44,593,000 37,940
Total Convertible Bonds (Cost $98,220) 97,294
CONVERTIBLE PREFERRED STOCKS 0.4%
INFORMATION TECHNOLOGY 0.4%
Software 0.4%
Waymo, Series A-2, Acquisition Date: 5/8/20, Cost $183,922 (7)
(9)(11) 2,141,932 196,462
Waymo, Series B-2, Acquisition Date: 6/11/21, Cost $16,282 (7)
(9)(11) 177,514 16,282
Total Information Technology 212,744
Total Convertible Preferred Stocks (Cost $200,204) 212,744
CORPORATE BONDS 6.9%
Acrisure, 7.00%, 11/15/25 (1) 76,025,000 75,550
Alliant Holdings Intermediate, 4.25%, 10/15/27 (1) 14,533,000 13,952

T. ROWE PRICE Capital Appreciation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Alliant Holdings Intermediate, 5.875%, 11/1/29 (1) 15,550,000 14,948
Alliant Holdings Intermediate, 6.75%, 10/15/27 (1) 25,425,000 25,044
Altice France Holding, 10.50%, 5/15/27 (1) 56,255,000 58,646
AmWINS Group, 4.875%, 6/30/29 (1) 20,805,000 19,869
Arches Buyer, 4.25%, 6/1/28 (1) 300,000 279
Avantor Funding, 3.875%, 11/1/29 (1) 7,605,000 7,168
Avantor Funding, 4.625%, 7/15/28 (1) 67,552,000 66,707
Black Knight InfoServ, 3.625%, 9/1/28 (1) 12,875,000 12,183
Booz Allen Hamilton, 3.875%, 9/1/28 (1) 9,245,000 8,921
Catalent Pharma Solutions, 3.125%, 2/15/29 (1) 23,381,000 21,160
Catalent Pharma Solutions, 3.50%, 4/1/30 (1) 12,380,000 11,328
Catalent Pharma Solutions, 5.00%, 7/15/27 (1) 5,507,000 5,562
CCO Holdings, 4.00%, 3/1/23 (1) 43,430,000 43,376
CCO Holdings, 5.00%, 2/1/28 (1) 252,238,000 249,715
CCO Holdings, 5.125%, 5/1/27 (1) 274,340,000 274,340
CCO Holdings, 5.50%, 5/1/26 (1) 12,750,000 12,941
Cedar Fair, 5.25%, 7/15/29  71,965,000 70,166
Cedar Fair, 5.375%, 4/15/27  83,177,000 82,553
Cedar Fair, 5.50%, 5/1/25 (1) 43,587,000 44,568
Cedar Fair, 6.50%, 10/1/28  57,835,000 58,847
Clarios Global, 6.25%, 5/15/26 (1) 21,486,000 22,131
Clarios Global, 6.75%, 5/15/25 (1) 15,558,000 16,102
Clarios Global, 8.50%, 5/15/27 (1) 76,610,000 79,196
Clarivate Science Holdings, 3.875%, 7/1/28 (1) 24,580,000 23,290
Clarivate Science Holdings, 4.875%, 7/1/29 (1) 7,515,000 7,064
CoreLogic, 4.50%, 5/1/28 (1) 12,875,000 12,038
Delta Air Lines, 4.50%, 10/20/25 (1) 67,265,000 67,743
Delta Air Lines, 4.75%, 10/20/28 (1) 37,425,000 37,708
Gartner, 3.625%, 6/15/29 (1) 9,580,000 9,029
Gartner, 3.75%, 10/1/30 (1) 11,663,000 10,949
Gartner, 4.50%, 7/1/28 (1) 6,360,000 6,328
General Electric, Series D, FRN, 3M USD LIBOR + 3.33%,
4.156% (12) 140,675,000 136,279
Hadrian Merger Sub, 8.50%, 5/1/26 (1) 63,146,000 63,462
Hilton Domestic Operating, 3.625%, 2/15/32 (1) 7,995,000 7,225
Hilton Domestic Operating, 4.00%, 5/1/31 (1) 4,155,000 3,906
Hilton Domestic Operating, 5.375%, 5/1/25 (1) 3,675,000 3,758
Hilton Worldwide Finance, 4.875%, 4/1/27  1,915,000 1,934
Hologic, 3.25%, 2/15/29 (1) 8,628,000 8,024
Howmet Aerospace, 3.00%, 1/15/29  19,275,000 17,516
HUB International, 5.625%, 12/1/29 (1) 16,885,000 16,167
HUB International, 7.00%, 5/1/26 (1) 257,977,000 260,234
IQVIA, 5.00%, 5/15/27 (1) 14,625,000 14,808
IRB Holding, 6.75%, 2/15/26 (1) 2,721,000 2,762
KFC Holding, 4.75%, 6/1/27 (1) 181,815,000 183,633
Korn Ferry, 4.625%, 12/15/27 (1) 11,955,000 11,641

T. ROWE PRICE Capital Appreciation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Lamar Media, 3.625%, 1/15/31  4,650,000 4,261
Lamar Media, 3.75%, 2/15/28  26,928,000 25,514
Lennox International, 3.00%, 11/15/23  6,420,000 6,432
Life Time, 5.75%, 1/15/26 (1) 52,089,000 51,894
Live Nation Entertainment, 4.875%, 11/1/24 (1) 3,645,000 3,654
Marriott International, Series R, 3.125%, 6/15/26  11,184,000 11,068
Mileage Plus Holdings, 6.50%, 6/20/27 (1) 39,450,000 41,127
Mirant, EC, 0.00%, 7/15/49 (1)(7)(11) 16,000,000 —
MSCI, 3.25%, 8/15/33 (1) 1,520,000 1,366
MSCI, 3.625%, 9/1/30 (1) 23,375,000 21,973
MSCI, 3.625%, 11/1/31 (1) 3,330,000 3,130
MSCI, 3.875%, 2/15/31 (1) 310,000 294
MSCI, 4.00%, 11/15/29 (1) 9,684,000 9,393
NiSource, VR, 5.65% (5)(12)(13) 44,495,000 44,495
Photo Holdings Merger Sub, 8.50%, 10/1/26 (1) 43,423,000 41,252
Ryan Specialty Group, 4.375%, 2/1/30 (1) 2,890,000 2,749
SBA Communications, 3.125%, 2/1/29  9,895,000 9,004
SBA Communications, 3.875%, 2/15/27  27,470,000 26,749
Sensata Technologies, 3.75%, 2/15/31 (1) 9,585,000 8,878
Sensata Technologies, 4.00%, 4/15/29 (1) 19,660,000 18,628
Sensata Technologies, 4.875%, 10/15/23 (1) 20,175,000 20,755
Sensata Technologies, 5.00%, 10/1/25 (1) 23,800,000 24,157
Sensata Technologies, 5.625%, 11/1/24 (1) 6,670,000 6,903
Sirius XM Radio, 5.00%, 8/1/27 (1) 74,165,000 74,165
Six Flags Entertainment, 4.875%, 7/31/24 (1) 186,526,000 186,526
Six Flags Entertainment, 5.50%, 4/15/27 (1) 115,949,000 115,949
Six Flags Theme Parks, 7.00%, 7/1/25 (1) 59,402,000 62,001
State Street, Series F, FRN, 3M USD LIBOR + 3.597%, 4.423% (12) 11,154,000 11,126
Surgery Center Holdings, 10.00%, 4/15/27 (1) 43,213,000 45,428
T-Mobile USA, 2.625%, 2/15/29  1,605,000 1,464
T-Mobile USA, 2.875%, 2/15/31  6,693,000 6,032
T-Mobile USA, 3.375%, 4/15/29 (1) 7,505,000 7,101
T-Mobile USA, 3.50%, 4/15/31  23,375,000 21,977
T-Mobile USA, 4.75%, 2/1/28  2,640,000 2,686
Teleflex, 4.25%, 6/1/28 (1) 5,425,000 5,289
Teleflex, 4.625%, 11/15/27  31,460,000 31,853
Tenet Healthcare, 4.625%, 9/1/24 (1) 15,925,000 15,985
TK Elevator U.S. Newco, 5.25%, 7/15/27 (1) 19,150,000 18,958
TransDigm, 5.50%, 11/15/27  12,875,000 12,779
TransDigm, 6.25%, 3/15/26 (1) 12,875,000 13,213
TransDigm, 6.375%, 6/15/26  5,780,000 5,809
TransDigm U.K. Holdings, 6.875%, 5/15/26  3,025,000 3,070
Twilio, 3.625%, 3/15/29  1,215,000 1,145
Twitter, 5.00%, 3/1/30 (1) 15,890,000 15,771
U.S. Airways PTT, Series 2010-1, Class A, 6.25%, 4/22/23  5,215,903 5,216
U.S. Airways PTT, Series 2012-2, Class A, 4.625%, 6/3/25  907,315 873

T. ROWE PRICE Capital Appreciation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
U.S. Airways PTT, Series 2013-1, Class A, 3.95%, 11/15/25  5,587,887 5,302
United Airlines PTT, Series 2012-1, Class A, 4.15%, 4/11/24  8,535,580 8,585
USI, 6.875%, 5/1/25 (1) 100,951,000 101,203
Welbilt, 9.50%, 2/15/24  27,746,000 27,989
Yum! Brands, 3.625%, 3/15/31  18,651,000 16,972
Yum! Brands, 3.875%, 11/1/23  42,025,000 42,445
Yum! Brands, 4.625%, 1/31/32  13,968,000 13,479
Yum! Brands, 4.75%, 1/15/30 (1) 11,060,000 10,839
Yum! Brands, 5.35%, 11/1/43  64,619,000 63,003
Yum! Brands, 5.375%, 4/1/32  28,804,000 28,804
Yum! Brands, 6.875%, 11/15/37  27,015,000 30,122
Yum! Brands, 7.75%, 4/1/25 (1) 16,363,000 16,994
Total Corporate Bonds (Cost $3,613,064) 3,614,579
PREFERRED STOCKS 0.5%
FINANCIALS 0.0%
Financial Services 0.0%
Charles Schwab, Series D, 5.95% (12) 95,800 2,424
Total Financials 2,424
UTILITIES 0.5%
Electric Utilities 0.4%
CMS Energy, 5.875%, 10/15/78 (5) 2,996,920 77,351
CMS Energy, 5.875%, 3/1/79 (5) 3,743,473 96,207
SCE Trust IV, Series J, VR, 5.375% (5)(12)(13) 1,941,440 45,119
218,677
Gas & Gas Transmission 0.1%
NiSource, Series B, VR, 6.50% (5)(12)(13) 1,146,178 30,775
30,775
Total Utilities 249,452
Total Preferred Stocks (Cost $248,095) 251,876
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 6.4%
U S Treasury Obligations 6.4%
U.S. Treasury Notes, 1.50%, 1/31/27  1,570,494,100 1,500,803
U.S. Treasury Notes, 1.875%, 2/28/27  1,864,611,000 1,814,791
3,315,594
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed) (Cost $3,363,833) 3,315,594

T. ROWE PRICE Capital Appreciation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SHORT-TERM INVESTMENTS 6.0%
Money Market Funds 6.0%
T. Rowe Price Government Reserve Fund, 0.29% (5)(14) 3,117,063,905 3,117,064
Total Short-Term Investments (Cost $3,117,064) 3,117,064
Total Investments in Securities 100.5%
(Cost $41,234,039) $ 52,488,229
Other Assets Less Liabilities (0.5)% (251,915)
Net Assets 100.0% $ 52,236,314
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$2,903,652 and represents 5.6% of net assets.
(2) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(3) All or a portion of this loan is unsettled as of March 31, 2022. The interest rate for unsettled loans will be determined upon settlement after period end.
(4) A portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized. The fund's total unfunded commitment at
March 31, 2022, was $26,741 and was valued at $26,627 (0.1% of net assets).
(5) Affiliated Companies
(6) SEC 30-day yield
(7) Non-income producing
(8) All or a portion of this security is pledged to cover or as collateral for written call options at March 31, 2022.
(9) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $244,890 and represents 0.5% of net assets.
(10) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(11) Level 3 in fair value hierarchy.
(12) Perpetual security with no stated maturity date.
(13) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.

T. ROWE PRICE Capital Appreciation Fund

.
.
.
.
.
.
.
.
.
.
(14) Seven-day yield
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M EURIBOR Three month EURIBOR (Euro interbank offered rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EUR Euro
FRN Floating Rate Note
OTC Over-the-counter
PTT Pass-Through Trust
SOFR Secured overnight financing rate
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Capital Appreciation Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN (0.6)%
OTC Options Written (0.6)%
Counterparty Description Contracts
Notional
Amount $ Value
Goldman Sachs
Abbott Laboratories, Call,
1/20/23 @ $135.00 2,051 24,276 (861)
Goldman Sachs
Abbott Laboratories, Call,
1/20/23 @ $145.00 2,051 24,276 (509)
Goldman Sachs
Abbott Laboratories, Call,
1/20/23 @ $150.00 2,051 24,276 (368)
Goldman Sachs
Alphabet, Class A, Call,
9/16/22 @ $1,960.00 128 35,601 (11,005)
Goldman Sachs
Alphabet, Class A, Call,
9/16/22 @ $1,980.00 128 35,601 (10,771)
Goldman Sachs
Alphabet, Class A, Call,
9/16/22 @ $2,000.00 128 35,601 (10,536)
Goldman Sachs
Alphabet, Class A, Call,
9/16/22 @ $2,100.00 128 35,601 (9,386)
Goldman Sachs
Alphabet, Class A, Call,
1/20/23 @ $3,200.00 119 33,098 (1,689)
Goldman Sachs
Alphabet, Class A, Call,
1/20/23 @ $3,300.00 119 33,098 (1,382)
Goldman Sachs
Alphabet, Class A, Call,
1/20/23 @ $3,400.00 119 33,098 (1,116)
Goldman Sachs
Alphabet, Class A, Call,
1/20/23 @ $3,500.00 119 33,098 (907)
Susquehanna Financial
Group LLLP
Alphabet, Class A, Call,
9/16/22 @ $2,450.00 32 8,900 (1,422)
Susquehanna Financial
Group LLLP
Alphabet, Class A, Call,
9/16/22 @ $2,500.00 32 8,900 (1,304)
Susquehanna Financial
Group LLLP
Alphabet, Class A, Call,
9/16/22 @ $2,550.00 32 8,900 (1,188)
Susquehanna Financial
Group LLLP
Alphabet, Class A, Call,
9/16/22 @ $2,600.00 32 8,900 (1,082)
Goldman Sachs
Alphabet, Class C, Call,
6/17/22 @ $1,980.00 128 35,750 (10,597)
Goldman Sachs
Alphabet, Class C, Call,
6/17/22 @ $2,000.00 128 35,750 (10,345)
Goldman Sachs
Alphabet, Class C, Call,
6/17/22 @ $2,100.00 128 35,750 (9,115)
Susquehanna Financial
Group LLLP
Alphabet, Class C, Call,
6/17/22 @ $2,550.00 48 13,406 (1,501)
Susquehanna Financial
Group LLLP
Alphabet, Class C, Call,
6/17/22 @ $2,600.00 48 13,406 (1,320)
Susquehanna Financial
Group LLLP
Alphabet, Class C, Call,
6/17/22 @ $2,650.00 48 13,406 (1,148)

T. ROWE PRICE Capital Appreciation Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Citibank
Amazon.com, Call, 1/20/23
@ $4,500.00 63 20,538 (363)
Citibank
Amazon.com, Call, 1/20/23
@ $4,600.00 63 20,538 (310)
Citibank
Amazon.com, Call, 1/20/23
@ $4,700.00 63 20,538 (265)
Citibank
Amazon.com, Call, 1/20/23
@ $4,800.00 63 20,538 (228)
Citibank
Amazon.com, Call, 1/20/23
@ $4,900.00 63 20,538 (198)
Citibank
Amazon.com, Call, 1/20/23
@ $5,000.00 63 20,538 (172)
Citibank
Amazon.com, Call, 1/20/23
@ $5,100.00 63 20,538 (150)
Goldman Sachs
Amazon.com, Call, 1/20/23
@ $3,600.00 93 30,317 (2,224)
Goldman Sachs
Amazon.com, Call, 1/20/23
@ $3,700.00 93 30,317 (1,915)
Goldman Sachs
Amazon.com, Call, 1/20/23
@ $3,800.00 93 30,317 (1,640)
Goldman Sachs
Amazon.com, Call, 1/20/23
@ $4,000.00 61 19,886 (784)
Goldman Sachs
Amazon.com, Call, 1/20/23
@ $4,100.00 61 19,886 (667)
Goldman Sachs
Amazon.com, Call, 1/20/23
@ $4,200.00 61 19,886 (568)
Goldman Sachs
Amazon.com, Call, 1/20/23
@ $4,300.00 61 19,886 (483)
Goldman Sachs
Amazon.com, Call, 1/20/23
@ $4,400.00 61 19,886 (411)
Goldman Sachs
Amazon.com, Call, 1/20/23
@ $4,500.00 61 19,886 (351)
Wells Fargo Bank
Amazon.com, Call, 1/20/23
@ $3,800.00 160 52,159 (2,821)
Wells Fargo Bank
Amazon.com, Call, 1/20/23
@ $3,900.00 160 52,159 (2,406)
Wells Fargo Bank
Amazon.com, Call, 1/20/23
@ $4,000.00 160 52,159 (2,055)
Wells Fargo Bank
Amazon.com, Call, 1/20/23
@ $4,100.00 160 52,159 (1,750)
Wells Fargo Bank
Amazon.com, Call, 1/20/23
@ $4,200.00 160 52,159 (1,489)
Credit Suisse
Ameren, Call, 6/17/22 @
$90.00 2,946 27,622 (1,355)

T. ROWE PRICE Capital Appreciation Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Credit Suisse
Ameren, Call, 6/17/22 @
$95.00 2,946 27,622 (722)
Credit Suisse
Ameren, Call, 6/17/22 @
$100.00 2,946 27,622 (199)
JPMorgan Chase
American Electric Power,
Call, 1/20/23 @ $90.00 2,021 20,163 (2,607)
JPMorgan Chase
American Electric Power,
Call, 1/20/23 @ $95.00 2,021 20,163 (1,859)
JPMorgan Chase
American Electric Power,
Call, 1/20/23 @ $100.00 2,021 20,163 (1,324)
Citibank
Baxter International, Call,
1/20/23 @ $87.50 2,049 15,888 (548)
Citibank
Baxter International, Call,
1/20/23 @ $92.50 2,049 15,888 (369)
Citibank
Baxter International, Call,
1/20/23 @ $97.50 2,049 15,888 (220)
Goldman Sachs
Becton Dickinson &
Company, Call, 1/20/23 @
$260.00 961 25,563 (2,547)
Goldman Sachs
Becton Dickinson &
Company, Call, 1/20/23 @
$280.00 961 25,563 (1,619)
Goldman Sachs
Becton Dickinson &
Company, Call, 1/20/23 @
$290.00 961 25,563 (1,235)
JPMorgan Chase
CME Group, Call, 1/20/23
@ $230.00 474 11,275 (1,237)
JPMorgan Chase
CME Group, Call, 1/20/23
@ $240.00 474 11,274 (995)
JPMorgan Chase
CME Group, Call, 1/20/23
@ $250.00 474 11,274 (768)
Citibank
Dollar General, Call,
1/20/23 @ $220.00 1,217 27,094 (2,750)
Citibank
Dollar General, Call,
1/20/23 @ $230.00 1,217 27,094 (2,160)
Citibank
Dollar General, Call,
1/20/23 @ $240.00 1,217 27,094 (1,655)
JPMorgan Chase
Exelon, Call, 1/20/23 @
$55.00 9,286 44,229 (12,072)
JPMorgan Chase
Exelon, Call, 1/20/23 @
$60.00 9,286 44,229 (7,615)
JPMorgan Chase
Exelon, Call, 1/20/23 @
$65.00 9,286 44,229 (5,339)
Wells Fargo Bank
General Electric, Call,
1/20/23 @ $110.00 9,609 87,922 (4,132)

T. ROWE PRICE Capital Appreciation Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Wells Fargo Bank
General Electric, Call,
1/20/23 @ $115.00 9,609 87,922 (3,075)
JPMorgan Chase
Intercontinental Exchange,
Call, 1/20/23 @ $130.00 833 11,006 (1,066)
JPMorgan Chase
Intercontinental Exchange,
Call, 1/20/23 @ $135.00 833 11,006 (833)
JPMorgan Chase
Intercontinental Exchange,
Call, 1/20/23 @ $140.00 833 11,006 (641)
Goldman Sachs
McDonald's, Call, 1/20/23
@ $260.00 2,497 61,746 (3,152)
Goldman Sachs
McDonald's, Call, 1/20/23
@ $270.00 2,497 61,746 (2,222)
Goldman Sachs
McDonald's, Call, 1/20/23
@ $280.00 1,025 25,346 (651)
Credit Suisse
Medtronic, Call, 1/20/23 @
$105.00 3,330 36,946 (4,187)
Credit Suisse
Medtronic, Call, 1/20/23 @
$110.00 3,330 36,946 (3,188)
Credit Suisse
Medtronic, Call, 1/20/23 @
$115.00 3,330 36,946 (2,389)
JPMorgan Chase
Medtronic, Call, 1/20/23 @
$105.00 1,283 14,235 (1,613)
JPMorgan Chase
Medtronic, Call, 1/20/23 @
$110.00 1,283 14,235 (1,228)
JPMorgan Chase
Medtronic, Call, 1/20/23 @
$115.00 1,282 14,224 (920)
JPMorgan Chase
Meta Platforms, Class A,
Call, 9/16/22 @ $345.00 638 14,187 (89)
JPMorgan Chase
Meta Platforms, Class A,
Call, 9/16/22 @ $360.00 638 14,187 (70)
Citibank
Microsoft, Call, 1/20/23 @
$330.00 2,142 66,040 (4,884)
Citibank
Microsoft, Call, 1/20/23 @
$340.00 4,452 137,260 (8,303)
Citibank
Microsoft, Call, 1/20/23 @
$350.00 4,452 137,260 (6,923)
Citibank
Microsoft, Call, 1/20/23 @
$360.00 2,310 71,220 (2,743)
Citibank
Microsoft, Call, 1/20/23 @
$365.00 1,603 49,422 (1,735)
JPMorgan Chase
Microsoft, Call, 1/20/23 @
$350.00 2,320 71,528 (3,608)
JPMorgan Chase
Microsoft, Call, 1/20/23 @
$355.00 2,320 71,528 (3,231)

T. ROWE PRICE Capital Appreciation Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
JPMorgan Chase
Microsoft, Call, 1/20/23 @
$360.00 2,321 71,559 (2,756)
Susquehanna Financial
Group LLLP
Microsoft, Call, 1/20/23 @
$300.00 6,571 202,590 (24,970)
Susquehanna Financial
Group LLLP
Microsoft, Call, 1/20/23 @
$320.00 2,277 70,202 (6,262)
Susquehanna Financial
Group LLLP
Microsoft, Call, 1/20/23 @
$330.00 2,277 70,202 (5,192)
Susquehanna Financial
Group LLLP
Microsoft, Call, 1/20/23 @
$340.00 2,277 70,202 (4,247)
Susquehanna Financial
Group LLLP
Microsoft, Call, 1/20/23 @
$350.00 2,277 70,202 (3,541)
JPMorgan Chase
Otis Worldwide, Call,
1/20/23 @ $85.00 881 6,779 (293)
JPMorgan Chase
Otis Worldwide, Call,
1/20/23 @ $90.00 880 6,772 (154)
JPMorgan Chase
Otis Worldwide, Call,
1/20/23 @ $95.00 880 6,772 (114)
Citibank
PNC Financial Services
Group, Call, 1/20/23 @
$220.00 3,221 59,411 (1,788)
Citibank
PNC Financial Services
Group, Call, 1/20/23 @
$230.00 3,221 59,411 (1,208)
Bank of America
Public Service Enterprise
Group, Call, 7/15/22 @
$65.00 2,690 18,830 (1,627)
Bank of America
Public Service Enterprise
Group, Call, 7/15/22 @
$70.00 2,690 18,830 (699)
Bank of America
Public Service Enterprise
Group, Call, 7/15/22 @
$75.00 2,690 18,830 (208)
Citibank
Republic Services, Call,
7/15/22 @ $135.00 768 10,176 (373)
Citibank
Republic Services, Call,
7/15/22 @ $140.00 768 10,176 (215)
Citibank
Republic Services, Call,
7/15/22 @ $145.00 768 10,176 (152)
Credit Suisse
Ross Stores, Call, 1/20/23
@ $95.00 628 5,681 (543)
Credit Suisse
Ross Stores, Call, 1/20/23
@ $100.00 628 5,681 (424)
Credit Suisse
Ross Stores, Call, 1/20/23
@ $105.00 628 5,681 (361)

T. ROWE PRICE Capital Appreciation Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Goldman Sachs
Starbucks, Call, 1/20/23 @
$97.50 5,442 49,506 (3,360)
Goldman Sachs
Starbucks, Call, 1/20/23 @
$100.00 5,442 49,506 (2,871)
Goldman Sachs
Starbucks, Call, 1/20/23 @
$105.00 5,442 49,506 (2,014)
Citibank
UnitedHealth Group, Call,
1/20/23 @ $540.00 1,794 91,489 (6,889)
Citibank
UnitedHealth Group, Call,
1/20/23 @ $560.00 1,014 51,711 (2,976)
Citibank
UnitedHealth Group, Call,
1/20/23 @ $580.00 1,014 51,711 (2,401)
Wells Fargo Bank
Walmart, Call, 1/20/23 @
$145.00 2,180 32,464 (2,948)
Wells Fargo Bank
Walmart, Call, 1/20/23 @
$155.00 2,179 32,450 (1,934)
Wells Fargo Bank
Walmart, Call, 1/20/23 @
$160.00 2,179 32,450 (1,493)
Wells Fargo Bank
Yum! Brands, Call, 1/20/23
@ $135.00 2,042 24,204 (847)
Wells Fargo Bank
Yum! Brands, Call, 1/20/23
@ $145.00 2,042 24,204 (424)
Wells Fargo Bank
Yum! Brands, Call, 1/20/23
@ $150.00 2,042 24,204 (332)
Total Options Written (Premiums $(241,297)) $ (302,496)

T. ROWE PRICE Capital Appreciation Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2022.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
CMS Energy  $ 12,615 $ 9,729 $ 3,111
CMS Energy, 5.875%, 10/15/78  80 (2,909) 1,100
CMS Energy, 5.875%, 3/1/79  477 (5,249) 1,432
NiSource, VR, 5.65%  — (1,491) 635
NiSource, Series B, VR, 6.50%  444 (996) 501
PerkinElmer  — (129,794) 449
SCE Trust IV, Series J, VR, 5.375%  1 (3,536) 652
T. Rowe Price Institutional Floating Rate Fund –
Institutional Class, 3.65%  — (7,264) 6,411
T. Rowe Price Government Reserve Fund, 0.29% — — 1,450
Affiliates not held at period end 7,563 (7,815) —
Totals $ 21,180 # $ (149,325) $ 15,741 +

T. ROWE PRICE Capital Appreciation Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
12/31/21
Purchase
Cost
Sales
Cost
Value
03/31/22
CMS Energy  $ 562,429 $ — $ 254,276 $ 317,882
CMS Energy, 5.875%, 10/15/78  81,578 — 1,318 77,351
CMS Energy, 5.875%, 3/1/79  111,396 — 9,940 96,207
NiSource, VR, 5.65%  45,986 — — 44,495
NiSource, Series B, VR, 6.50%  38,220 — 6,449 30,775
NiSource, 7.75%, 3/1/24  73,729 — 65,914 —
PerkinElmer  * 445,247 — 1,226,364
SCE Trust IV, Series J, VR,
5.375%  49,999 — 1,344 45,119
T. Rowe Price Institutional
Floating Rate Fund –
Institutional Class, 3.65%  617,662 141,322 — 751,720
T. Rowe Price Government
Reserve Fund, 0.29% 5,817,258 ¤ ¤ 3,117,064
Total $ 5,706,977 ^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $15,106 of dividend income and $635 of interest income.
* On the date indicated, issuer was held but not considered an affiliated company.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $5,356,468.

T. ROWE PRICE Capital Appreciation Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Capital Appreciation Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial

T. ROWE PRICE Capital Appreciation Fund

instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices.

T. ROWE PRICE Capital Appreciation Fund

Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 9,999,961 $ — $ 9,999,961
Bond Mutual Funds 751,720 — — 751,720
Common Stocks 34,032,245 508,040 — 34,540,285
Convertible Preferred Stocks — — 212,744 212,744
Corporate Bonds — 3,614,579 — 3,614,579
Preferred Stocks 251,876 — — 251,876
Short-Term Investments 3,117,064 — — 3,117,064
Total $ 38,152,905 $ 14,122,580 $ 212,744 $ 52,488,229
Liabilities
Options Written $ — $ 302,496 $ — $ 302,496

T. ROWE PRICE Capital Appreciation Fund

OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets. In February 2022,
Russian forces entered Ukraine and commenced an armed conflict. Economic sanctions have since been imposed on Russia and certain of its citizens, including the exclusion of Russia from the SWIFT global payments network. As a result, Russian-related stocks and debt have since suffered significant declines in value. The duration of the coronavirus outbreak and the Russian-Ukraine conflict, and their effects on the financial markets, cannot be determined with certainty. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring these events.
F72-054Q1 03/22
1
Includes Asset-Backed Securities, Bank Loans, Convertible Bonds and U.S. Government
Agency Obligations (Excluding Mortgage-Backed).